Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments [Line Items]
Federal funds sold and securities purchased under resale agreements	$ 58,215	$ 45,828
Interest-earning deposits	200,671	220,409
Other short-term investments	7,152	3,893
Total	266,038	270,130
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments Textual [Abstract]
Funded contractual commitments	0	0
Unfunded contractual commitment	2,900	2,200
Loans [Member]
Federal Funds Sold, Securities Purchased under Resale Agreements and Other Short-Term Investments Textual [Abstract]
Securities purchased under long-term resale agreements	$ 21,300	$ 20,100